Allowance for Loan Losses - Net Charge offs (Recoveries) Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	$ 190	$ (19)	$ 341
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	1	(88)	139
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)		3
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	(18)	56	98
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	32	51	41
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	(13)	(198)
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	98	12	165
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	98	12	165
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	91	57	37
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	34	36	(7)
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	$ 57	$ 21	$ 44